Fair value measurement (Details) - Fair value, Recurring - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1
Financial assets:
Investments subject to significant influence	$ 5,882	$ 7,044
Other investments	1,621	1,802
Total financial assets	7,503	8,846	$ 7,903
Financial liabilities:
Convertible notes	0	0
Deferred consideration payable	0	0
Total financial liabilities	0	0
Level 2
Financial assets:
Investments subject to significant influence	0	0
Other investments	0	0
Total financial assets	0	0
Financial liabilities:
Convertible notes	0	0
Deferred consideration payable	0	0
Total financial liabilities	0	0
Level 3
Financial assets:
Investments subject to significant influence	0	0
Other investments	0	0
Total financial assets	0	0
Financial liabilities:
Convertible notes	0	54,975
Deferred consideration payable	0	26,562
Total financial liabilities	$ 0	$ 81,537